Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory Reserves [Line Items]
Percentage of statutory surplus reserve	10.00%
Percentage of general reserve	50.00%
Statutory reserves